Leases - Summary of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021
Leases [Line Items]
2022	$ 8,559
2023	6,124
2024	7,325
2025	7,317
2026	6,843
Thereafter	61,636
Total Lease Payments	97,804
Less: Interest	(33,619)
Total	$ 64,185	$ 53,000